Document and Entity Information	Dec. 31, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Description	On January 6, 2022, Acorda Therapeutics, Inc. (the “Company”) filed a Current Report on Form 8-K to report, among other things, that John Varian was elected to the Company’s Board of Directors effective January 1, 2022. This amendment to the initial 8-K is being filed by the Company for the purpose of updating the original report in regards to Mr. Varian.
Amendment Flag	true
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	Acorda Therapeutics, Inc.
Entity Central Index Key	0001008848
Entity Emerging Growth Company	false
Entity File Number	001-31938
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3831168
Entity Address, Address Line One	420 Saw Mill River Road
Entity Address, City or Town	Ardsley
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10502
City Area Code	(914)
Local Phone Number	347-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock $0.001 par value per share
Trading Symbol	ACOR
Name of each exchange on which registered	NASDAQ